Financial risk management (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cumulative losses in other comprehensive income (shareholders' equity)	$ (13,845)	$ (20,360)	$ (12,020)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Cumulative losses in other comprehensive income (shareholders' equity)	(20,974)	(30,845)	(18,210)
Deferred Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Cumulative losses in other comprehensive income (shareholders' equity)	$ 7,129	$ 10,485	$ 6,190